Basis of Presentation and Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Summary of Carrying Amount of Major Classes of Liabilities

The carrying amounts of the major classes of these liabilities as of December 31, 2020 and 2019 are summarized as follows:

	December 31, 2020	December 31, 2019
Assets of discontinued operations	$-	$-
Liabilities
Accounts payables and accrued expenses	$(112,397)	$(112,397)
Liabilities of discontinued operations	$(112,397)	$(112,397)

Schedule of Estimated Useful Lives of Property and Equipment	The estimated useful lives of property and equipment are generally as follows:
Years
Office furniture and fixtures	4
Computer equipment	4
Rental equipment	4
Appliques	10
Website development	2
The estimated useful lives of property and equipment are generally as follows:
Years
Office furniture and fixtures	4
Computer equipment	4
Rental equipment	4
Appliques	10
Website development	2

Schedule of Reconciliation of Derivative Liability Measured at Fair Value
Conversion feature derivative liability
Balance at January 1, 2019	$-
Derivative liability	65,000
Change in fair value included in earnings	36,925
Balance at March 31, 2019	$101,925
Derivative Liability	(65,000)
Change in fair value included in earnings	(36,925)
Balance at December 31, 2019	$-

Schedule of Dilutive Common Stock Equivalents

The following are dilutive common stock equivalents during the quarter ended:

	March 31, 2021	March 31, 2020

Convertible notes payable (1)	4,368,486	7,936,740
Stock Options	3,000,044	39,044
Stock Warrants	4,000	4,000
Total	7,372,530	7,979,784

(1) 4,368,486 and 7,936,740 shares of our common stock issuable upon conversion of $1,186,176 and $793,674 of Convertible Notes Payable as of March 31, 2021 and 2020, not accounting for 4.99% beneficial ownership limitations.

The following are dilutive common stock equivalents during the year ended:

	December 31, 2020	December 31, 2019
Convertible preferred stock	-	-
Convertible notes payable (1)	6,227,340	8,050,000
Stock Options	3,000,044	39,044
Stock Warrants	4,000	4,000
Total	9,231,384	8,093,044

(1) 6,227,340 shares of our common stock issuable upon conversion of $1,294,268 of Convertible Notes Payable as of December 31, 2020, not accounting for 4.99% beneficial ownership limitations.

Schedule of Adjustment to Net Income (Loss) Available to Common Stockholders

. The following are the adjustment to the net income (loss) available to common stockholders during the period ended:

	Year Ended December 31, 2020	Year Ended December 31, 2019
Net loss	$(2,763,375)	$(1,379,756)
Preferred shares redemption adjustment	$-	$201,924
Net loss available to common shareholders	$(2,763,375)	$(1,177,832)

NET LOSS ATTRIBUTABLE TO COMMON STOCKHOLDERS
Weighted number of common shares outstanding – basic & diluted	1,339,537	106,175
Loss applicable to common shareholders per share	$(2.06)	$(11.09)